Note 5 - Property and Equipment: Property, Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Property, Plant and Equipment
	March 31, 2013	December 31, 2012
Mining machinery and equipment	$ 51,960	$ 51,960
Total	$ 51,960	$ 51,960